Offerings	Aug. 20, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2034(1)(2)(3)
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	1.0287
Maximum Aggregate Offering Price	$ 205,740,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 30,367.22
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-281244 and 333-281244-01. (2) The 5.500% Notes due 2034 are being issued by Essex Portfolio, L.P. (3) Proposed Maximum Offering Price Per Unit is expressed as a percentage of the principal amount of the securities offered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of 5.500% Notes due 2034(4)
Fee Rate	0.01476%
Offering Note	(4) The Guarantee of the 5.500% Notes due 2034 is issued by Essex Property Trust, Inc. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.